Loans Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Future Minimum Principal Payments of Loans Payable	Future minimum principal payments under the loans payable are as follows:
Total
Years ending December 31,	Payment
2019	893,995
2020	150,000
2021	100,000
2022	-
2023	-
$1,143,995

Schedule of Loans Payable

The Company’s loans payable are summarized below:

	June 30, 2019			December 31, 2018
	Gross Principal Amount	Debt Discount	Loans Payable, Net of Debt Discount	Gross Principal Amount	Debt Discount	Loans Payable, Net of Debt Discount

Demand Loan	$9,408	$-	$9,408	$10,647	$-	$10,647
2018 Loan	417,604	-	417,604	464,739	-	464,739
2017 Loan	126,215	-	126,215	168,609	-	168,609
Land Loan	491,000	(23,362)	467,638	500,000	(38,098)	461,902
Total Loans Payable	1,044,226	(23,362)	1,020,864	1,143,995	(38,098)	1,105,897
Less: current portion	844,227	(19,686)	824,541	893,995	(22,889)	871,106
Loans Payable, non-current	$199,999	$(3,676)	$196,323	$250,000	$(15,209)	$234,791

The Company’s loans payable are summarized below:

	December 31, 2018			December 31, 2017
	Gross Principal Amount	Debt Discount	Loans Payable, Net of Debt Discount	Gross Principal Amount	Debt Discount	Loans Payable, Net of Debt Discount

Demand Loan	$10,647	$-	$10,647	$-	$-	$-
2018 Loan	464,739	-	464,739	-	-	-
2017 Loan	168,609	-	168,609	412,047	-	412,047
Land Loan	500,000	(38,098)	461,902	550,000	(70,393)	479,607
Total Loans Payable	1,143,995	(38,098)	1,105,897	962,047	(70,393)	891,654
Less: current portion	893,995	(22,889)	871,106	287,838	(31,114)	256,724
Loans Payable, non-current	$250,000	$(15,209)	$234,791	$674,209	$(39,279)	$634,930